SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	6 Months Ended
		Jun. 30, 2025	Jan. 31, 2025
Weighted average ordinary shares outstanding, basic and diluted	[1]		2,787,500
Basic and diluted net loss per ordinary share			$ (0.015)
Greenland Exploration Limited [Member]
Net loss from June 9, 2025 (inception) to June 30, 2025		$ 335
Issuance of common shares		1,500,000
Ownership percentage		100.00%
Total loss allocated		$ (8,335)
Total income (loss)		$ (8,335)
Weighted average ordinary shares outstanding, basic and diluted		237,805
Basic and diluted net loss per ordinary share		$ (0.035)

[1]	Excludes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).